UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21318

Name of Fund: BlackRock Corporate High Yield Fund, Inc. (HYT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2015 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Capital Markets — 1.8%
American Capital Ltd. (a)	1,522,327	$23,824,418
E*Trade Financial Corp. (a)	52,950	1,611,268
Uranium Participation Corp. (a)	176,860	719,121

		26,154,807
Chemicals — 0.1%
Advanced Emissions Solutions, Inc. (a)	168,580	993,779
Communications Equipment — 0.3%
Nokia OYJ	334,728	2,414,051
Nokia OYJ — ADR	231,190	1,666,880

		4,080,931
Consumer Finance — 1.6%
Ally Financial, Inc.	1,101,275	21,981,449
Ally Financial, Inc. (a)	25,002	499,040

		22,480,489
Diversified Consumer Services — 0.1%
Houghton Mifflin Harcourt Co. (a)	64,068	1,265,984
Diversified Financial Services — 0.0%
Concrete Investments II S.C.A. (b)	4,997	—
Kcad Holdings I Ltd. (a)	2,223,465,984	177,877

		177,877
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)	192,400	288,599
Energy Equipment & Services (c) — 0.1%
Laricina Energy Ltd. (a)	211,764	19,029
Osum Oil Sands Corp. (a)	400,000	1,081,283

		1,100,312
Hotels, Restaurants & Leisure — 0.4%
Amaya, Inc. (a)	259,108	4,093,885
Amaya, Inc.	118,172	1,867,108

		5,960,993
Insurance — 0.2%
American International Group, Inc.	54,941	3,493,149
Media — 0.1%
Time Warner Cable, Inc.	7,968	1,472,247
Metals & Mining — 0.1%
African Minerals Ltd.	225,302	3
Peninsula Energy Ltd. (a)	2,051,920	1,751,060

		1,751,063

Common Stocks	Shares		Value
Oil, Gas & Consumable Fuels — 0.6%
General Maritime Corp. (Acquired 12/11/13,cost $17,637,549) (d)		965,338	$8,886,419
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (a)		1,025	24,559
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc. (a)		59,550	2,114,025
Total Common Stocks — 5.5%			80,245,233

Asset-Backed Securities	Par (000)
Asset-Backed Securities — 2.7%
ALM Loan Funding, Series 2013-7RA (e)(f):
Class C, 3.77%, 4/24/24	USD	2,840	2,774,929
Class D, 5.32%, 4/24/24		2,360	2,287,019
ALM XII, Ltd., Series 2015-12A, Class C1, 4.07%, 4/16/27 (e)(f)		1,500	1,381,875
ALM XIV Ltd., Series 2014-14A (e)(f):
Class C, 3.77%, 7/28/26		750	688,135
Class D, 5.17%, 7/28/26		250	202,999
AMMC CLO 15 Ltd., Series 2014-15A (e)(f):
Class C1, 3.74%, 12/09/26		1,000	1,002,500
Class D, 4.48%, 12/09/26		1,000	970,000
Apidos CLO XVIII, Series 2014-18A, Class C, 3.97%, 7/22/26 (e)(f)		550	514,767
Ares CLO Ltd., Series 2014-32A, Class C, 4.56%, 11/15/25 (e)(f)		1,250	1,193,875
Atlas Senior Loan Fund V, Ltd., Series 2014-1A (e)(f):
Class C, 3.32%, 7/16/26		250	249,285
Class D, 3.77%, 7/16/26		250	228,445
Avalon IV Capital, Ltd., Series 2012-1AR, Class CR, 3.14%, 4/17/23 (e)(f)		850	851,332
Benefit Street Partners CLO, Ltd., Series 2014-IVA, Class C, 3.82%, 7/20/26 (e)(f)		500	458,276
BlueMountain CLO 2014-1, Ltd., Series 2014-1A, Class C, 3.07%, 4/30/26 (e)(f)		1,000	966,558
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class C, 4.47%, 10/16/25 (e)(f)		1,000	994,245
Cedar Funding, Ltd., Series 2014-3A, Class D, 3.88%, 5/20/26 (e)(f)		535	485,465

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015	1

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
CIFC Funding 2014-II, Ltd., Series 2014-2A, Class A3L, 3.23%, 5/24/26 (e)(f)	USD	500	$480,346
CIFC Funding 2014-V, Ltd., Series 2014-5A, Class C, 3.67%, 1/17/27 (e)(f)		1,000	976,325
CIFC Funding Ltd., Series 2014-3A, Class C1, 3.12%, 7/22/26 (e)(f)		500	482,351
Dryden Senior Loan Fund, Series 2014-36A, Class D, 4.09%, 11/09/25 (e)(f)		1,000	936,209
Highbridge Loan Management 4-2014 Ltd., Series 4A-2014, Class B, 3.32%, 7/28/25 (e)(f)		820	789,585
ING IM CLO 2012-4, Ltd., Series 2012-4A, Class C, 4.82%, 10/15/23 (e)(f)		1,000	984,707
LCM X LP, Series 10AR, Class ER, 5.82%, 4/15/22 (e)(f)		1,000	979,737
Madison Park Funding, Ltd. (e)(f):
Series 2012-8AR, Class CR, 3.10%, 4/22/22		500	499,858
Series 2012-8AR, Class DR, 4.15%, 4/22/22		250	245,828
Series 2014-14A,Class D, 3.92%, 7/20/26		500	468,634
Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class D, 3.88%, 8/04/25 (e)(f)		500	444,389
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 4.11%, 11/14/25 (e)(f)		1,500	1,395,020
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class B, 3.51%, 11/14/25 (e)(f)		1,250	1,239,051
Oaktree EIF II Series A2, Ltd., Series 2014-A2, Class C, 3.56%, 11/15/25 (e)(f)		2,000	1,933,125
Octagon Investment Partners XII, Ltd., Series 2012-1AR, Class ER, 5.78%, 5/05/23 (e)(f)		1,200	1,163,691
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class C1, 3.57%, 11/22/25 (e)(f)		1,000	981,818
Octagon Investment Partners XXII, Ltd., Series 2014-1A, Class D1, 4.22%, 11/22/25 (e)(f)		1,000	935,910
OneMain Financial Issuance Trust, Series 2015-2A (f):
Class C, 4.32%, 7/18/25		200	194,914
Class D, 5.64%, 7/18/25		200	196,336
OZLM IX, Ltd., Series 2014-9A, Class C, 3.89%, 1/20/27 (e)(f)		1,250	1,166,991

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
Palmer Square CLO, Ltd., Series 2014-1A, Class C, 4.17%, 10/17/22 (e)(f)	USD	845	$813,824
Sound Point CLO Ltd., Series 2014-3A, Class D, 3.92%, 1/23/27 (e)(f)		1,500	1,368,763
TICP CLO III, Ltd., Series 2014-3A, Class C, 3.55%, 1/20/27 (e)(f)		1,000	976,139
Venture CDO, Ltd., Series 2014-17A, Class C, 3.17%, 7/15/26 (e)(f)		500	473,648
Venture XIII CLO, Ltd., Series 2013-13A, Class D, 3.88%, 6/10/25 (e)(f)		1,000	937,229
Venture XIX CLO, Ltd., Series 2014-19A, Class C, 3.66%, 1/15/27 (e)(f)		1,000	991,280
Voya CLO Ltd., Series 2014-4A, Class C, 4.32%, 10/14/26 (e)(f)		1,750	1,648,168
WhiteHorse IX, Ltd., Series 2014-9A, Class C, 3.02%, 7/17/26 (e)(f)		250	223,536
Total Asset-Backed Securities — 2.7%			39,177,117

Corporate Bonds
Aerospace & Defense — 1.6%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (f)		2,285	1,708,038
Bombardier, Inc., 7.50%, 3/15/25 (f)		1,450	1,080,250
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (f)		1,140	1,241,414
TransDigm, Inc.:
5.50%, 10/15/20		2,490	2,459,248
6.00%, 7/15/22		9,680	9,510,600
6.50%, 7/15/24		7,588	7,474,180

			23,473,730
Air Freight & Logistics — 0.7%
Air Medical Merger Sub Corp., 6.38%, 5/15/23 (f)		1,321	1,183,946
National Air Cargo Group, Inc.:
11.88%, 5/02/18		776	776,052
11.88%, 5/08/18		795	794,660
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	486	540,441
XPO Logistics, Inc.:
7.88%, 9/01/19 (f)	USD	2,958	2,998,673
5.75%, 6/15/21	EUR	250	252,957

2	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Air Freight & Logistics (continued)
XPO Logistics, Inc. (continued):
6.50%, 6/15/22 (f)	USD	4,105	$3,776,600

			10,323,329
Airlines — 2.2%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (f)		6,336	6,501,920
Continental Airlines Pass-Through Trust, Series 1997-4, Class B, 6.90%, 7/02/18		222	226,986
Delta Air Lines Pass-Through Trust, Class B:
Series 2009-1, 9.75%, 6/17/18		785	836,105
Series 2010-1, 6.38%, 7/02/17 (f)		2,647	2,656,926
US Airways Pass-Through Trust:
Series 2012-2, Class C, 5.45%, 6/03/18		5,720	5,720,000
Series 2013-1, Class B, 5.38%, 5/15/23		4,917	4,953,908
Virgin Australia Trust, Series 2013-1 (f):
Class C, 7.13%, 10/23/18		5,965	6,054,622
Class D, 8.50%, 10/23/16		4,681	4,786,396

			31,736,863
Auto Components — 3.0%
Affinia Group, Inc., 7.75%, 5/01/21		3,109	3,217,815
Autodis SA, 6.50%, 2/01/19	EUR	147	161,100
CNH Industrial Finance Europe SA, 2.75%, 3/18/19		1,422	1,510,223
Dakar Finance SA, 9.00%, 11/15/20 (g)		525	549,142
Dana Holding Corp., 6.75%, 2/15/21	USD	200	206,500
Goodyear Tire & Rubber Co., 6.50%, 3/01/21		1,510	1,594,469
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		352	352,000
6.00%, 8/01/20		10,743	11,051,861
5.88%, 2/01/22		2,797	2,840,717
Jaguar Land Rover Automotive PLC, 5.00%, 2/15/22	GBP	1,053	1,633,500
Schaeffler Finance BV, 4.75%, 5/15/23 (f)	USD	1,440	1,429,200
Schaeffler Holding Finance BV (g):
(5.75% Cash or 6.50% PIK), 5.75%, 11/15/21	EUR	600	685,227

Corporate Bonds	Par (000)		Value
Auto Components (continued)
Schaeffler Holding Finance BV (g) (continued):
(6.25% Cash), 6.25%, 11/15/19 (f)	USD	2,130	$2,252,475
(6.75% Cash), 6.75%, 11/15/22 (f)		6,753	7,310,123
(6.88% Cash or 7.63% PIK), 6.88%, 8/15/18 (f)		2,400	2,481,000
(6.88% Cash), 6.88%, 8/15/18	EUR	1,360	1,485,906
UCI International, Inc., 8.63%, 2/15/19	USD	7,080	3,540,000
ZF North America Capital, Inc.:
4.50%, 4/29/22 (f)		971	952,794
2.75%, 4/27/23	EUR	900	915,350

			44,169,402
Banks — 1.6%
Allied Irish Banks PLC, 4.13%, 11/26/25 (e)		325	348,701
Banca Monte dei Paschi di Siena SpA, 3.63%, 4/01/19		120	129,267
Banco Espirito Santo SA:
4.75%, 1/15/18		1,900	1,873,696
4.00%, 1/21/19		1,100	1,059,931
Banco Popolare, 2.75%, 7/27/20		275	296,891
Bankia SA, 4.00%, 5/22/24 (e)		1,000	1,054,120
CIT Group, Inc.:
5.25%, 3/15/18	USD	4,320	4,482,000
6.63%, 4/01/18 (f)		1,400	1,492,750
5.50%, 2/15/19 (f)		6,919	7,247,652
5.00%, 8/01/23		560	569,100
6.00%, 4/01/36		2,800	2,716,000
HSH Nordbank AG, 0.72%, 2/14/17 (e)	EUR	1,265	1,212,907
Ibercaja Banco SA, 5.00%, 7/28/25 (e)		600	617,988

			23,101,003
Beverages — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 1/31/21 (f)	USD	1,258	1,267,435
Horizon Holdings I SASU, 7.25%, 8/01/23	EUR	467	516,263
Hydra Dutch Holdings 2BV, 5.45%, 4/15/19 (e)		167	168,975

			1,952,673

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015	3

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Biotechnology — 0.0%
Rapid Holding GmbH, 6.63%, 11/15/20	USD	300	$329,707
Building Products — 1.9%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (f)		1,315	1,334,725
Builders FirstSource, Inc., 10.75%, 8/15/23 (f)		2,312	2,369,800
Building Materials Corp. of America, 6.00%, 10/15/25 (f)		5,704	5,882,250
Cemex SAB de CV, 4.38%, 3/05/23	EUR	345	341,254
CPG Merger Sub LLC, 8.00%, 10/01/21 (f)	USD	4,330	4,286,700
LSF9 Balta Issuer SA, 7.75%, 9/15/22	EUR	450	502,557
Masonite International Corp., 5.63%, 3/15/23 (f)	USD	2,950	3,082,750
Ply Gem Industries, Inc., 6.50%, 2/01/22		3,921	3,803,370
USG Corp.:
9.75%, 1/15/18		3,935	4,417,037
5.50%, 3/01/25 (f)		1,234	1,263,308

			27,283,751
Capital Markets — 2.3%
American Capital Ltd., 6.50%, 9/15/18 (f)		3,840	3,969,600
Blackstone CQP Holdco LP, 9.30%, 3/19/19		18,518	18,702,776
E*Trade Financial Corp.:
0.00%, 8/31/19 (f)(h)(i)		1,206	3,557,350
5.38%, 11/15/22		2,857	3,021,277
4.63%, 9/15/23		2,549	2,619,098
Series A, 0.00%, 8/31/19 (h)(i)		373	1,100,242

			32,970,343
Chemicals — 1.2%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (f)		1,760	1,870,000
Chemours Co., 7.00%, 5/15/25 (f)		1,041	778,148
Huntsman International LLC:
4.88%, 11/15/20		1,055	991,700
5.13%, 4/15/21	EUR	1,779	1,846,709
5.13%, 11/15/22 (f)	USD	1,254	1,159,950
Ineos Finance PLC, 4.00%, 5/01/23	EUR	248	256,129

Corporate Bonds	Par (000)		Value
Chemicals (continued)
INEOS Group Holdings SA (f):
6.13%, 8/15/18	USD	1,015	$1,022,612
5.88%, 2/15/19		413	410,935
Momentive Performance Materials, Inc., 3.88%, 10/24/21		3,738	2,392,320
Montichem Holdco 3 SA, 5.25%, 6/15/21	EUR	311	331,104
NOVA Chemicals Corp., 5.00%, 5/01/25 (f)	USD	415	406,700
Platform Specialty Products Corp., 6.50%, 2/01/22 (f)		5,892	5,126,040
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	394	366,327
PSPC Escrow II Corp., 10.38%, 5/01/21 (f)	USD	468	477,360

			17,436,034
Commercial Services & Supplies — 2.1%
AA Bond Co., Ltd., 5.50%, 7/31/43	GBP	500	726,693
Abengoa Finance SAU, 7.00%, 4/15/20	EUR	187	31,118
Abengoa Greenfield SA, 6.50%, 10/01/19 (f)	USD	2,344	357,460
ADS Waste Holdings, Inc., 8.25%, 10/01/20		1,546	1,600,110
ARAMARK Corp., 5.75%, 3/15/20		3,123	3,247,920
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 4/01/23		720	734,400
Bilbao Luxembourg SA, (10.50% Cash or 11.25% PIK), 10.69%, 12/01/18 (g)	EUR	428	452,850
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (f)	USD	1,558	1,363,250
Covanta Holding Corp., 5.88%, 3/01/24		1,180	1,154,925
Mobile Mini, Inc., 7.88%, 12/01/20		2,040	2,111,400
Mustang Merger Corp., 8.50%, 8/15/21 (f)		2,688	2,824,013
Silk Bidco AS, 7.50%, 2/01/22	EUR	347	389,793
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	1,890	1,996,312
8.25%, 2/01/21		1,001	1,049,799
7.63%, 4/15/22		5,555	5,971,625
6.13%, 6/15/23		1,055	1,099,838
5.75%, 11/15/24		3,826	3,866,632
Verisure Holding AB:
8.75%, 12/01/18	EUR	673	742,167
6.00%, 11/01/22		775	855,894

			30,576,199

4	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Communications Equipment — 2.6%
Alcatel-Lucent USA, Inc.:
6.75%, 11/15/20 (f)	USD	3,461	$3,662,569
6.45%, 3/15/29		6,018	6,168,450
Avaya, Inc. (f):
7.00%, 4/01/19		1,594	1,255,275
10.50%, 3/01/21		1,175	387,750
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (f)		2,742	2,625,465
CommScope, Inc. (f):
4.38%, 6/15/20		2,278	2,295,085
5.50%, 6/15/24		2,169	2,082,240
Nokia OYJ, 6.63%, 5/15/39		3,596	3,735,345
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20		7,677	8,329,545
6.00%, 4/01/23 (f)		5,615	5,404,437
6.38%, 5/15/25 (f)		2,765	2,640,575

			38,586,736
Construction & Engineering — 0.7%
Abengoa Finance SAU, 7.75%, 2/01/20 (f)		234	35,100
AECOM:
5.75%, 10/15/22		716	738,819
5.88%, 10/15/24		2,662	2,695,275
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	960	834,252
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (f)	USD	2,187	1,984,702
Novafives SAS, 4.50%, 6/30/21	EUR	320	289,072
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (f)	USD	2,412	2,436,120
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		862	805,970

			9,819,310
Construction Materials — 2.4%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (f)		982	995,503
American Tire Distributors, Inc., 10.25%, 3/01/22 (f)		4,805	4,720,913
Beacon Roofing Supply, Inc., 6.38%, 10/01/23 (f)		566	590,055
HD Supply, Inc.:
7.50%, 7/15/20		15,985	16,864,175
5.25%, 12/15/21 (f)		10,967	11,391,971
Kerneos Tech Group SAS, 5.75%, 3/01/21	EUR	262	277,109
Officine MaccaFerri SpA, 5.75%, 6/01/21		780	766,491

			35,606,217

Corporate Bonds	Par (000)		Value
Consumer Finance — 1.9%
Ally Financial, Inc.:
5.13%, 9/30/24	USD	2,366	$2,451,649
4.63%, 3/30/25		2,029	2,029,000
8.00%, 11/01/31		19,308	23,024,790
Navient Corp.:
5.50%, 1/25/23		165	141,900
6.13%, 3/25/24		165	142,313
5.88%, 10/25/24		280	238,700

			28,028,352
Containers & Packaging — 1.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (f)		1,504	1,500,240
6.00%, 6/30/21 (f)		2,027	1,996,595
4.25%, 1/15/22	EUR	1,855	2,006,447
Ball Corp., 4.00%, 11/15/23	USD	1,374	1,312,170
Beverage Packaging Holdings Luxembourg II SA (f):
5.63%, 12/15/16		978	973,110
6.00%, 6/15/17		1,642	1,633,790
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		93	96,139
Crown European Holdings SA, 4.00%, 7/15/22	EUR	758	838,906
JH-Holding Finance SA, (8.25% Cash), 8.25%, 12/01/22 (g)		300	331,480
Sealed Air Corp. (f):
4.88%, 12/01/22	USD	709	719,635
5.13%, 12/01/24		3,431	3,508,198
SGD Group SAS, 5.63%, 5/15/19	EUR	405	439,075

			15,355,785
Diversified Consumer Services — 0.2%
Cognita Financing PLC, 7.75%, 8/15/21	GBP	225	345,650
Laureate Education, Inc., 9.25%, 9/01/19 (f)	USD	1,205	921,825
Service Corp. International, 5.38%, 5/15/24		2,050	2,147,375

			3,414,850
Diversified Financial Services — 3.4%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20		3,053	3,136,957
4.50%, 5/15/21		780	796,575
5.00%, 10/01/21		4,340	4,502,750
4.63%, 7/01/22		691	698,774

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015	5

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (continued)
Aircastle, Ltd.:
7.63%, 4/15/20	GBP	128	$145,280
5.13%, 3/15/21		1,387	1,444,214
5.50%, 2/15/22		880	921,800
DFC Finance Corp., 10.50%, 6/15/20 (f)		2,745	1,797,975
Gala Group Finance PLC, 8.88%, 9/01/18		2,437	3,841,350
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22		325	504,167
HRG Group, Inc., 7.88%, 7/15/19 (f)	USD	2,745	2,912,802
HSH Nordbank AG, 0.76%, 2/14/17 (e)	EUR	313	300,176
International Lease Finance Corp.:
5.88%, 4/01/19	USD	160	170,000
8.25%, 12/15/20		150	178,875
4.63%, 4/15/21		687	707,610
5.88%, 8/15/22		4,010	4,333,807
Jarden Corp., 1.88%, 9/15/18 (i)		100	154,063
Jefferies Finance LLC/JFIN Co-Issuer Corp. (f):
7.38%, 4/01/20		2,695	2,610,781
6.88%, 4/15/22		2,987	2,718,170
Lehman Brothers Holdings Escrow, 1.00%, 9/22/18 (a)(j)		430	32,250
Lehman Brothers Holdings, Inc. (a)(j):
4.75%, 1/16/15	EUR	1,890	197,192
5.38%, 10/17/15		350	36,517
1.00%, 2/05/16		3,950	401,687
1.00%, 12/31/49		1,535	115,125
Mercury Bondco PLC, 8.25%, 5/30/21 (g)		1,803	1,923,771
MSCI, Inc., 5.75%, 8/15/25 (f)	USD	1,667	1,729,512
Pershing Square Holdings, Ltd., 5.50%, 7/15/22 (f)		2,100	1,981,770
ProGroup AG, 5.13%, 5/01/22	EUR	206	229,143
Reynolds Group Issuer, Inc.:
9.88%, 8/15/19	USD	899	932,713
5.75%, 10/15/20		5,521	5,659,025
8.25%, 2/15/21		3,706	3,715,265
UniCredit SpA, 6.95%, 10/31/22	EUR	275	348,901

			49,178,997
Diversified Telecommunication Services — 3.4%
CenturyLink, Inc.:
6.45%, 6/15/21	USD	2,678	2,612,443
Series V, 5.63%, 4/01/20		3,867	3,833,164
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (f)		1,025	946,844

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (continued)
Consolidated Communications, Inc., 6.50%, 10/01/22	USD	1,020	$869,550
Frontier Communications Corp.:
8.50%, 4/15/20		2,275	2,277,844
6.25%, 9/15/21		3,005	2,573,031
7.13%, 1/15/23		955	804,587
7.63%, 4/15/24		1,177	994,565
6.88%, 1/15/25		2,902	2,379,640
11.00%, 9/15/25 (f)		4,017	3,936,660
Level 3 Financing, Inc.:
7.00%, 6/01/20		2,395	2,529,719
5.13%, 5/01/23 (f)		3,087	3,063,847
5.38%, 1/15/24 (f)		1,771	1,773,214
5.38%, 5/01/25 (f)		7,872	7,822,800
Telecom Italia Capital SA:
6.38%, 11/15/33		745	722,650
6.00%, 9/30/34		2,890	2,716,658
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	380	538,470
Telecom Italia SpA:
6.38%, 6/24/19	GBP	900	1,495,159
3.25%, 1/16/23	EUR	500	548,674
5.88%, 5/19/23	GBP	1,900	3,157,722
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	1,362	1,561,337
6.75%, 8/15/24		1,982	2,313,960

			49,472,538
Electric Utilities — 0.3%
Enel SpA, 6.50%, 1/10/74 (e)		577	665,237
Homer City Generation LP (g):
(8.14% Cash), 8.14%, 10/01/19	USD	689	681,867
(8.73% Cash), 8.73%, 10/01/26		2,030	2,009,391
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	624	674,121

			4,030,616
Electrical Equipment — 0.3%
Areva SA, 4.88%, 9/23/24		50	55,022
Belden, Inc., 5.50%, 4/15/23		1,372	1,473,504
International Wire Group Holdings, Inc., 8.50%, 10/15/17 (f)	USD	1,421	1,477,840
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	1,405	1,534,330
Trionista TopCo GmbH, 6.88%, 4/30/21		418	470,424

			5,011,120

6	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC/CDW Finance Corp., 5.00%, 9/01/23	USD	4,354	$4,375,770
Energy Equipment & Services — 1.1%
Calfrac Holdings LP, 7.50%, 12/01/20 (f)		3,862	1,776,520
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	110	89,518
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21	USD	283	257,530
6.75%, 8/01/22		811	754,230
Linn Energy LLC/Linn Energy Finance Corp., 12.00%, 12/15/20 (f)		522	321,030
MEG Energy Corp. (f):
6.50%, 3/15/21		4,781	4,111,660
6.38%, 1/30/23		575	477,250
Peabody Energy Corp., 6.00%, 11/15/18		1,000	231,300
Precision Drilling Corp., 5.25%, 11/15/24		4,147	3,234,660
Transocean, Inc.:
3.00%, 10/15/17		1,914	1,808,730
6.00%, 3/15/18		2,520	2,406,600
6.50%, 11/15/20		1,019	805,010
4.30%, 10/15/22		346	221,440

			16,495,478
Food & Staples Retailing — 2.4%
Bakkavor Finance 2 PLC:
8.25%, 2/15/18	GBP	825	1,279,978
8.75%, 6/15/20		665	1,091,696
Brakes Capital, 7.13%, 12/15/18		830	1,296,339
CVS Health Corp., 4.75%, 12/01/22 (f)	USD	793	856,527
Dollar Tree Inc. (f):
5.25%, 3/01/20		817	845,595
5.75%, 3/01/23		13,489	13,994,837
Family Dollar Stores, Inc., 5.00%, 2/01/21		1,344	1,383,354
R&R Ice Cream PLC:
4.75%, 5/15/20	EUR	745	810,956
(9.25% Cash or 10.00% PIK), 9.25%, 5/15/18 (g)		823	882,265
Rite Aid Corp.:
9.25%, 3/15/20	USD	2,080	2,223,000
6.75%, 6/15/21		1,091	1,161,915
6.13%, 4/01/23 (f)		9,022	9,563,320

			35,389,782
Food Products — 1.0%
Acosta Inc., 7.75%, 10/01/22 (f)		3,385	3,122,663

Corporate Bonds	Par (000)		Value
Food Products (continued)
Boparan Finance PLC:
4.38%, 7/15/21	EUR	249	$238,088
5.50%, 7/15/21	GBP	422	575,194
Post Holdings, Inc. (f):
7.75%, 3/15/24	USD	4,599	4,771,462
8.00%, 7/15/25		1,826	1,912,735
Smithfield Foods, Inc.:
5.88%, 8/01/21 (f)		891	919,958
6.63%, 8/15/22		1,516	1,606,960
WhiteWave Foods Co., 5.38%, 10/01/22		1,255	1,335,006

			14,482,066
Forest Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (f)		1,280	1,220,480
Health Care Equipment & Supplies — 0.9%
3AB Optique Development SAS, 5.63%, 4/15/19	EUR	380	384,442
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (f)	USD	3,373	2,757,427
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (f)		6,387	5,748,300
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (f)		1,580	1,706,400
IDH Finance PLC:
6.00%, 12/01/18	GBP	414	627,578
6.00%, 12/01/18 (f)		200	303,178
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (f):
4.88%, 4/15/20	USD	980	886,900
5.75%, 8/01/22		1,250	1,106,250

			13,520,475
Health Care Providers & Services — 6.9%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		1,145	1,122,100
5.63%, 2/15/23		1,825	1,788,500
Alere, Inc.:
7.25%, 7/01/18		2,449	2,532,046
6.38%, 7/01/23 (f)		2,013	2,038,162
Amsurg Corp., 5.63%, 7/15/22		6,938	6,816,585
Care UK Health & Social Care PLC, 5.58%, 7/15/19 (e)	GBP	531	740,558
Centene Corp., 4.75%, 5/15/22	USD	2,427	2,369,359
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		2,125	2,167,500
6.88%, 2/01/22		3,948	3,819,690
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24		3,576	3,567,060

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015	7

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (continued)
DaVita HealthCare Partners, Inc (concluded).:
5.00%, 5/01/25	USD	6,156	$5,909,760
ExamWorks Group, Inc., 5.63%, 4/15/23		1,741	1,732,295
HCA Holdings, Inc., 6.25%, 2/15/21		1,390	1,476,875
HCA, Inc.:
3.75%, 3/15/19		2,911	2,940,110
6.50%, 2/15/20		4,735	5,238,094
7.50%, 2/15/22		4,261	4,761,667
5.88%, 3/15/22		2,105	2,257,612
4.75%, 5/01/23		1,487	1,475,848
5.88%, 5/01/23		4,096	4,229,120
5.00%, 3/15/24		1,955	1,969,663
5.38%, 2/01/25		8,136	7,993,620
HealthSouth Corp.:
5.13%, 3/15/23		2,840	2,733,500
5.75%, 11/01/24		2,014	1,943,510
5.75%, 11/01/24 (f)		1,428	1,378,020
5.75%, 9/15/25 (f)		2,065	1,977,237
Hologic, Inc., 5.25%, 7/15/22 (f)		2,620	2,724,800
MPH Acquisition Holdings LLC, 6.63%, 4/01/22 (f)		1,280	1,292,800
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (f)		424	424,530
Surgical Care Affiliates, Inc., 6.00%, 4/01/23 (f)		2,641	2,594,782
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,308	1,379,940
4.75%, 6/01/20		1,805	1,823,050
3.84%, 6/15/20 (e)(f)		1,432	1,412,310
6.00%, 10/01/20		3,835	4,074,687
4.50%, 4/01/21		74	73,075
4.38%, 10/01/21		2,030	1,994,475
8.13%, 4/01/22		3,258	3,247,819
6.75%, 6/15/23		1,898	1,774,630
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	786	1,202,782
WellCare Health Plans, Inc., 5.75%, 11/15/20	USD	1,066	1,108,203

			100,106,374
Health Care Technology — 0.1%
IMS Health, Inc., 6.00%, 11/01/20 (f)		795	812,888
Hotels, Restaurants & Leisure — 4.6%
Boyd Gaming Corp., 6.88%, 5/15/23		4,396	4,599,315

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20	USD	5,870	$5,693,900
Carlson Travel Holdings, Inc., (7.50% Cash or 8.25% PIK), 7.50%, 8/15/19 (f)(g)		654	652,365
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24		6,477	6,509,385
Cedar Fair LP/Canada’s Wonderland Co., 5.38%, 6/01/24		1,070	1,086,050
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	966	1,000,214
CPUK Finance, Ltd., 7.00%, 2/28/42	GBP	375	581,962
Enterprise Funding Ltd., Series ETI, 3.50%, 9/10/20 (i)		400	514,483
ESH Hospitality, Inc., 5.25%, 5/01/25 (f)	USD	1,708	1,686,650
International Game Technology PLC:
4.13%, 2/15/20	EUR	255	272,788
6.25%, 2/15/22 (f)	USD	400	380,752
4.75%, 2/15/23	EUR	310	317,213
Intralot Capital Luxembourg SA, 6.00%, 5/15/21		303	297,700
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		1,570	1,741,755
Jarden Corp., 5.00%, 11/15/23 (f)	USD	1,007	1,033,308
MGM Resorts International:
6.75%, 10/01/20		5,110	5,338,366
6.63%, 12/15/21		1,130	1,178,025
6.00%, 3/15/23		5,212	5,163,138
New Red Finance, Inc., 6.00%, 4/01/22 (f)		4,455	4,622,063
Pinnacle Entertainment, Inc., 6.38%, 8/01/21		2,405	2,549,300
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	339	369,812
Regal Entertainment Group, 5.75%, 2/01/25	USD	489	476,775
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23		1,534	1,549,340
Sabre GLBL, Inc. (f):
5.38%, 4/15/23		1,516	1,516,000
5.25%, 11/15/23		807	794,895
Six Flags Entertainment Corp., 5.25%, 1/15/21 (f)		3,247	3,323,954
Snai SpA, 7.63%, 6/15/18	EUR	866	896,746
Station Casinos LLC, 7.50%, 3/01/21	USD	6,110	6,476,600

8	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/15 (a)(j)	USD	1,850	$—
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	1,868	2,912,111
Series A4, 5.66%, 6/30/27		807	1,212,165
Series N, 6.46%, 3/30/32		1,000	1,285,455
Vougeot Bidco PLC, 7.88%, 7/15/20		320	510,869

			66,543,454
Household Durables — 3.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (f)	USD	1,262	1,161,040
Beazer Homes USA, Inc.:
6.63%, 4/15/18		215	218,763
5.75%, 6/15/19		3,638	3,437,910
7.50%, 9/15/21		2,294	2,196,505
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (f)		1,604	1,507,760
DR Horton, Inc., 4.00%, 2/15/20		2,408	2,447,732
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (f)		387	344,430
Lennar Corp.:
4.50%, 11/15/19		2,482	2,544,050
4.88%, 12/15/23		1,728	1,728,000
NCR Corp., 6.38%, 12/15/23		860	857,850
Project Homestake Merger Co., 8.88%, 3/01/23 (f)		3,574	3,399,767
PulteGroup, Inc., 6.38%, 5/15/33		2,805	2,875,125
Ryland Group, Inc., 6.63%, 5/01/20		1,160	1,278,900
Shea Homes LP/Shea Homes Funding Corp. (f):
5.88%, 4/01/23		2,283	2,357,197
6.13%, 4/01/25		2,308	2,383,010
Standard Pacific Corp.:
10.75%, 9/15/16		3,420	3,642,300
8.38%, 1/15/21		4,270	5,006,575
5.88%, 11/15/24		1,480	1,546,600
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (f)		744	745,860
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19		2,270	2,252,975
5.88%, 6/15/24		1,540	1,528,450
William Lyon Homes, Inc., 8.50%, 11/15/20		4,579	4,876,635

			48,337,434

Corporate Bonds	Par (000)		Value
Household Products — 0.5%
Spectrum Brands, Inc.:
6.38%, 11/15/20	USD	2,125	$2,273,750
6.63%, 11/15/22		1,385	1,478,488
6.13%, 12/15/24 (f)		1,290	1,344,825
5.75%, 7/15/25 (f)		2,521	2,599,781

			7,696,844
Independent Power and Renewable Electricity Producers — 1.7%
Abengoa Yield PLC, 7.00%, 11/15/19 (f)		200	174,500
Calpine Corp.:
6.00%, 1/15/22 (f)		1,321	1,370,538
5.38%, 1/15/23		2,089	1,947,993
5.88%, 1/15/24 (f)		1,999	2,063,968
5.50%, 2/01/24		2,344	2,176,990
5.75%, 1/15/25		2,301	2,154,311
Dynegy, Inc.:
6.75%, 11/01/19		4,785	4,674,371
7.38%, 11/01/22		560	539,806
MPM Escrow LLC, 8.88%, 10/15/20		3,738	—
NRG Energy, Inc.:
7.88%, 5/15/21		760	758,100
6.25%, 7/15/22		1,129	1,044,325
6.63%, 3/15/23		131	120,520
6.25%, 5/01/24		3,167	2,866,135
NRG Yield Operating LLC, 5.38%, 8/15/24		1,295	1,177,828
QEP Resources, Inc.:
5.38%, 10/01/22		1,843	1,658,700
5.25%, 5/01/23		2,200	1,963,500
TerraForm Power Operating LLC, 6.13%, 6/15/25 (f)		709	503,390

			25,194,975
Insurance — 0.9%
CNO Financial Group, Inc.:
4.50%, 5/30/20		593	604,860
5.25%, 5/30/25		1,470	1,495,725
Genworth Holdings, Inc., 4.80%, 2/15/24		1,120	823,200
HUB International Ltd., 7.88%, 10/01/21 (f)		3,920	3,763,200
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	775	1,144,480
TMF Group Holding BV, 9.88%, 12/01/19	EUR	570	644,390
Trader Corp., 9.88%, 8/15/18 (f)	USD	3,650	3,837,062
UNIQA Insurance Group AG, 6.00%, 7/27/46 (e)	EUR	200	222,307

			12,535,224

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015	9

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Internet Software & Services — 0.9%
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (f)	USD	2,418	$2,466,360
Cerved Group SpA:
6.38%, 1/15/20	EUR	601	658,163
8.00%, 1/15/21		400	449,583
Equinix, Inc.:
5.38%, 1/01/22	USD	1,110	1,132,200
5.75%, 1/01/25		1,172	1,186,650
Interactive Data Corp., 5.88%, 4/15/19 (f)		5,276	5,381,520
Netflix, Inc., 5.50%, 2/15/22 (f)		1,992	2,061,720

			13,336,196
IT Services — 3.3%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (f)		1,349	1,058,965
First Data Corp. (f):
5.38%, 8/15/23		6,630	6,758,489
7.00%, 12/01/23		15,597	15,733,474
5.00%, 1/15/24		4,285	4,285,000
5.75%, 1/15/24		15,680	15,680,000
WEX, Inc., 4.75%, 2/01/23 (f)		4,804	4,443,700

			47,959,628
Machinery — 0.1%
SPX FLOW Inc, 6.88%, 9/01/17		980	1,036,350
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	549	588,021

			1,624,371
Media — 14.8%
Altice Financing SA:
6.50%, 1/15/22 (f)	USD	1,945	1,954,725
5.25%, 2/15/23	EUR	585	630,443
6.63%, 2/15/23 (f)	USD	3,450	3,421,951
Altice SA:
7.25%, 5/15/22	EUR	1,958	2,006,911
7.75%, 5/15/22 (f)	USD	2,525	2,360,875
6.25%, 2/15/25	EUR	842	779,525
7.63%, 2/15/25 (f)	USD	2,576	2,254,000
Altice US Finance I Corp., 5.38%, 7/15/23 (f)		7,360	7,360,000
Altice US Finance II Corp., 7.75%, 7/15/25 (f)		2,704	2,602,600
Altice US Finance SA, 7.75%, 7/15/25 (f)		3,325	3,192,000
AMC Networks, Inc.:
7.75%, 7/15/21		480	510,259
4.75%, 12/15/22		1,613	1,602,919
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 5/01/27 (f)		6,267	6,219,997

Corporate Bonds	Par (000)		Value
Media (continued)
CCOH Safari LLC, 5.75%, 2/15/26 (f)	USD	6,249	$6,280,245
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(j)		3,439	—
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		5,090	4,937,300
6.50%, 11/15/22		13,134	12,920,002
Columbus International, Inc., 7.38%, 3/30/21 (f)		2,647	2,789,276
CSC Holdings LLC, 5.25%, 6/01/24		2,935	2,487,413
DISH DBS Corp.:
4.25%, 4/01/18		3,209	3,192,955
5.13%, 5/01/20		300	294,750
5.00%, 3/15/23		5,022	4,344,030
5.88%, 11/15/24		6,239	5,583,905
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (f)		541	535,590
Gray Television, Inc., 7.50%, 10/01/20		1,318	1,367,425
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (f)		4,510	4,774,962
iHeartCommunications, Inc.:
9.00%, 12/15/19		4,684	3,395,900
9.00%, 3/01/21		2,047	1,406,801
9.00%, 9/15/22		3,845	2,624,213
Inmarsat Finance PLC, 4.88%, 5/15/22 (f)		2,805	2,748,900
Intelsat Jackson Holdings SA:
6.63%, 12/15/22		595	359,975
5.50%, 8/01/23		7,130	5,311,850
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	300	346,284
LIN Television Corp., 6.38%, 1/15/21	USD	1,570	1,644,575
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (f)		987	1,037,584
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (f)		3,901	3,969,267
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (f)		2,039	2,061,939
Neptune Finco Corp. (f):
10.13%, 1/15/23		4,515	4,718,175
6.63%, 10/15/25		3,498	3,624,802
10.88%, 10/15/25		1,850	1,956,375
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (f)		5,232	5,199,300
Numericable Group SA:
5.38%, 5/15/22	EUR	390	428,537

10	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Media (continued)
Numericable Group SA (continued):
6.00%, 5/15/22 (f)	USD	8,495	$8,388,812
5.63%, 5/15/24	EUR	1,334	1,451,720
6.25%, 5/15/24 (f)	USD	2,275	2,240,875
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		650	667,063
5.63%, 2/15/24		568	585,040
5.63%, 2/15/24 (f)		496	512,120
Play Finance 2 SA, 5.25%, 2/01/19	EUR	1,070	1,162,502
Radio One, Inc., 7.38%, 4/15/22 (f)	USD	805	744,625
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (f)		1,130	1,152,600
Sirius XM Radio, Inc. (f):
4.25%, 5/15/20		2,204	2,215,020
5.75%, 8/01/21		1,811	1,871,940
4.63%, 5/15/23		345	333,788
6.00%, 7/15/24		1,400	1,447,250
5.38%, 4/15/25		5,090	5,039,100
Sterling Entertainment Corp., 9.75%, 12/15/19		4,810	4,810,000
TEGNA, Inc.:
5.13%, 10/15/19		857	891,280
4.88%, 9/15/21 (f)		1,827	1,836,135
5.50%, 9/15/24 (f)		1,308	1,317,810
Townsquare Media, Inc., 6.50%, 4/01/23 (f)		517	487,273
Tribune Media Co., 5.88%, 7/15/22 (f)		3,694	3,694,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (f)		2,757	2,770,785
5.63%, 4/15/23	EUR	187	211,631
4.00%, 1/15/25		2,711	2,857,145
5.00%, 1/15/25 (f)	USD	1,354	1,318,458
3.50%, 1/15/27	EUR	100	99,844
Univision Communications, Inc. (f):
8.50%, 5/15/21	USD	1,597	1,660,880
5.13%, 5/15/23		11,242	10,876,635
5.13%, 2/15/25		9,535	9,213,194
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	400	401,573
Virgin Media Finance PLC, 5.75%, 1/15/25 (f)	USD	2,405	2,338,863
Virgin Media Secured Finance PLC:
6.00%, 4/15/21	GBP	4,935	7,778,306
6.25%, 3/28/29		829	1,267,284

Corporate Bonds	Par (000)		Value
Media (continued)
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (f)	USD	4,428	$4,317,300
Wind Acquisition Finance SA, 7.00%, 4/23/21	EUR	100	107,108
Ziggo Bond Finance BV:
4.63%, 1/15/25	USD	902	909,646
5.88%, 1/15/25 (f)		3,773	3,546,620

			215,762,760
Metals & Mining — 3.6%
Alcoa, Inc.:
6.15%, 8/15/20		1,330	1,386,525
5.13%, 10/01/24		6,750	6,387,187
5.90%, 2/01/27		215	209,625
6.75%, 1/15/28		477	491,310
5.95%, 2/01/37		264	232,967
Constellium NV (f):
8.00%, 1/15/23		6,525	5,611,500
5.75%, 5/15/24		5,916	4,437,000
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	1,354	1,394,117
First Quantum Minerals Ltd. (f):
7.00%, 2/15/21	USD	392	249,165
7.25%, 5/15/22		1,883	1,162,753
Glencore Finance Europe SA, 4.63%, 4/03/18	EUR	303	304,128
Global Brass & Copper, Inc., 9.50%, 6/01/19	USD	4,660	4,974,550
Kaiser Aluminum Corp., 8.25%, 6/01/20		1,240	1,312,850
Novelis, Inc., 8.75%, 12/15/20		12,437	12,094,982
Ovako AB, 6.50%, 6/01/19	EUR	396	330,620
Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17	USD	1,070	901,347
Steel Dynamics, Inc.:
5.13%, 10/01/21		3,085	3,000,162
6.38%, 8/15/22		1,345	1,361,812
5.25%, 4/15/23		501	480,960
5.50%, 10/01/24		75	71,625
Teck Resources Ltd.:
3.00%, 3/01/19		1,213	816,501
5.20%, 3/01/42		810	374,625
5.40%, 2/01/43		367	168,820
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (f)		5,630	4,447,700

			52,202,831

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015	11

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Multi-Utilities — 0.0%
CE Energy AS, 7.00%, 2/01/21	EUR	532	$578,497
Multiline Retail — 0.8%
CST Brands, Inc., 5.00%, 5/01/23	USD	653	648,103
Debenhams PLC, 5.25%, 7/15/21	GBP	914	1,376,492
Dufry Finance SCA, 5.50%, 10/15/20 (f)	USD	1,927	1,994,445
Hema Bondco I BV, 6.25%, 6/15/19	EUR	992	775,592
Neiman Marcus Group Ltd., 8.00%, 10/15/21 (f)	USD	7,607	6,789,247

			11,583,879
Oil, Gas & Consumable Fuels — 10.9%
Antero Resources Corp.:
5.38%, 11/01/21		3,237	2,978,040
5.13%, 12/01/22		899	818,090
Berry Petroleum Co., 6.38%, 9/15/22		650	260,000
Bonanza Creek Energy, Inc.:
6.75%, 4/15/21		1,222	959,270
5.75%, 2/01/23		2,604	1,770,720
California Resources Corp.:
5.00%, 1/15/20		1,368	872,100
5.50%, 9/15/21		7,910	4,746,000
6.00%, 11/15/24		10,941	6,564,600
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		1,852	1,689,950
Concho Resources, Inc.:
6.50%, 1/15/22		222	226,440
5.50%, 10/01/22		1,501	1,455,970
5.50%, 4/01/23		1,902	1,854,450
CONSOL Energy, Inc., 5.88%, 4/15/22		11,028	7,223,340
CrownRock LP/CrownRock Finance, Inc. (f):
7.13%, 4/15/21		3,208	3,264,140
7.75%, 2/15/23		1,064	1,082,620
Denbury Resources, Inc.:
6.38%, 8/15/21		496	317,440
5.50%, 5/01/22		2,724	1,688,880
4.63%, 7/15/23		196	113,680
Diamondback Energy, Inc., 7.63%, 10/01/21		2,877	3,056,812
Energy Transfer Equity LP:
7.50%, 10/15/20		695	726,275
5.88%, 1/15/24		5,296	4,898,800
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		2,290	1,946,500

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
EP Energy LLC/Everest Acquisition Finance, Inc. (concluded):
6.38%, 6/15/23	USD	882	$674,730
Genesis Energy LP/Genesis Energy Finance Corp., 6.00%, 5/15/23		1,906	1,672,515
Gulfport Energy Corp., 7.75%, 11/01/20		1,517	1,471,490
Halcon Resources Corp., 8.63%, 2/01/20 (f)		340	267,750
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (f)		1,758	1,581,110
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/01/22		1,254	921,690
Laredo Petroleum, Inc., 7.38%, 5/01/22		813	792,675
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21		1,390	545,575
Linn Energy LLC/Linn Energy Finance Corp.:
8.63%, 4/15/20		58	14,790
7.75%, 2/01/21		1,971	413,910
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
4.50%, 7/15/23		1,720	1,526,500
4.88%, 6/01/25		2,430	2,162,700
Matador Resources Co., 6.88%, 4/15/23		629	625,855
MEG Energy Corp., 7.00%, 3/31/24 (f)		8,520	7,220,700
Memorial Production Partners LP/Memorial Production Finance Corp.:
7.63%, 5/01/21		635	366,713
6.88%, 8/01/22		1,212	672,660
Memorial Resource Development Corp., 5.88%, 7/01/22		7,593	7,080,472
Newfield Exploration Co., 5.63%, 7/01/24		358	337,415
NGPL PipeCo LLC (f):
7.12%, 12/15/17		1,565	1,381,112
9.63%, 6/01/19		891	775,170
7.77%, 12/15/37		3,380	2,687,100
Oasis Petroleum, Inc.:
6.50%, 11/01/21		2,153	1,830,050
6.88%, 3/15/22		630	540,225
6.88%, 1/15/23		355	306,188
ONEOK, Inc., 7.50%, 9/01/23		1,215	1,166,400
Paramount Resources, Ltd., 6.88%, 6/30/23 (f)		1,612	1,386,320

12	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (f)	USD	3,361	$3,411,415
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 5/15/23 (f)		776	727,500
PDC Energy, Inc., 7.75%, 10/15/22		995	1,004,950
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (f)		3,816	3,234,060
Range Resources Corp.:
5.75%, 6/01/21		568	529,660
5.00%, 8/15/22		530	469,050
5.00%, 3/15/23		1,193	1,055,805
Regency Energy Partners LP/Regency Energy Finance Corp., 5.50%, 4/15/23		2,059	1,954,763
Rockies Express Pipeline LLC (f):
6.00%, 1/15/19		2,524	2,498,760
6.88%, 4/15/40		2,350	2,185,500
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.63%, 7/15/22		1,287	1,081,080
5.63%, 11/15/23 (f)		781	644,325
RSP Permian, Inc.:
6.63%, 10/01/22		1,419	1,410,131
6.63%, 10/01/22 (f)		646	641,963
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		2,148	2,078,190
6.25%, 3/15/22		301	290,841
5.63%, 4/15/23		3,087	2,847,757
5.75%, 5/15/24		7,625	7,034,062
5.63%, 3/01/25 (f)		1,203	1,103,753
Sanchez Energy Corp.:
7.75%, 6/15/21		347	263,720
6.13%, 1/15/23		7,602	5,226,375
SandRidge Energy, Inc. (i):
8.13%, 10/16/22		141	32,959
7.50%, 2/16/23		655	146,966
Seven Generations Energy Ltd., (f):
8.25%, 5/15/20		6,541	6,344,770
6.75%, 5/01/23		995	878,088
SM Energy Co.:
6.50%, 11/15/21		1,365	1,327,463
6.13%, 11/15/22		5,570	5,333,275
6.50%, 1/01/23		951	910,583
5.00%, 1/15/24		135	118,463
5.63%, 6/01/25		324	289,170
Sunoco LP/Sunoco Finance Corp., 6.38%, 4/01/23 (f)		709	717,863
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.38%, 8/01/22		3,593	3,494,192

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (f)	USD	3,154	$3,260,447
Williams Cos., Inc.:
3.70%, 1/15/23		538	432,764
4.55%, 6/24/24		1,868	1,532,262
Whiting Petroleum Corp.:
5.00%, 3/15/19		830	780,200
1.25%, 4/01/20 (f)(i)		4,172	3,671,360
5.75%, 3/15/21		458	416,780
6.25%, 4/01/23		3,023	2,811,390
WPX Energy, Inc., 5.25%, 9/15/24		380	314,450

			159,443,037
Paper & Forest Products — 0.3%
Clearwater Paper Corp., 4.50%, 2/01/23		151	144,205
Norbord, Inc., 6.25%, 4/15/23 (f)		1,605	1,600,988
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	430	474,406
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (f)	USD	2,865	2,707,425

			4,927,024
Pharmaceuticals — 4.7%
Concordia Healthcare Corp., 7.00%, 4/15/23 (f)		504	433,440
DPx Holdings BV, 7.50%, 2/01/22 (f)		2,050	2,070,500
Endo Finance LLC/Endo Finco, Inc. (f):
7.50%, 12/15/20		628	650,765
7.75%, 1/15/22		696	701,220
6.00%, 7/15/23		4,074	3,921,225
6.00%, 2/01/25		5,806	5,515,700
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	1,185	1,323,626
Ephios Holdco II PLC, 8.25%, 7/01/23		259	282,540
Grifols Worldwide Operations, Ltd., 5.25%, 4/01/22	USD	4,047	4,107,705
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (f)		6,076	5,832,960
PRA Holdings, Inc., 9.50%, 10/01/23 (f)		453	503,963
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (f)		1,443	1,406,925
5.38%, 3/15/20 (f)		5,597	5,009,315
7.00%, 10/01/20 (f)		4,393	4,085,490

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015	13

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Valeant Pharmaceuticals International, Inc. (concluded):
6.38%, 10/15/20 (f)	USD	9,183	$8,413,924
7.50%, 7/15/21 (f)		2,110	1,994,119
6.75%, 8/15/21 (f)		2,793	2,527,665
5.50%, 3/01/23 (f)		2,372	2,033,990
4.50%, 5/15/23	EUR	2,194	1,935,588
5.88%, 5/15/23 (f)	USD	9,073	7,848,145
6.13%, 4/15/25 (f)		8,725	7,547,125

			68,145,930
Professional Services — 0.2%
Truven Health Analytics, Inc., 10.63%, 6/01/20		2,840	2,939,400
Real Estate Investment Trusts (REITs) — 0.6%
Aroundtown Property Holdings PLC, 3.00%, 12/09/21	EUR	1,200	1,242,502
Corrections Corp. of America, 4.63%, 5/01/23	USD	1,550	1,470,563
FelCor Lodging LP, 6.00%, 6/01/25		2,396	2,467,880
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21		2,911	3,030,933
iStar Financial, Inc.:
4.00%, 11/01/17		685	666,163
5.00%, 7/01/19		480	465,600

			9,343,641
Real Estate Management & Development — 1.0%
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (f)		1,794	1,816,425
Lennar Corp., 4.75%, 11/15/22		158	157,605
Punch Taverns Finance B Ltd., Series A6, 5.94%, 9/30/22	GBP	532	781,214
Punch Taverns Finance PLC, Series M3, 6.08%, 10/15/27 (e)(f)		1,202	1,617,241
Realogy Group LLC/Realogy Co-Issuer Corp. (f):
4.50%, 4/15/19	USD	2,421	2,505,735
5.25%, 12/01/21		4,524	4,682,340
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (f)		1,065	1,086,300
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (f)		2,305	2,034,162

			14,681,022
Road & Rail — 1.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25 (f)		1,810	1,742,125
EC Finance PLC, 5.13%, 7/15/21	EUR	675	749,079

Corporate Bonds	Par (000)		Value
Road & Rail (continued)
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (f)	USD	2,037	$1,996,260
Hertz Corp.:
7.50%, 10/15/18		3,220	3,284,400
5.88%, 10/15/20		370	381,100
7.38%, 1/15/21		2,360	2,455,604
6.25%, 10/15/22		1,490	1,549,600
United Rentals North America, Inc., 5.50%, 7/15/25		1,483	1,483,000
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (f)		1,093	1,087,535

			14,728,703
Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.:
7.50%, 8/15/22		665	452,200
7.00%, 7/01/24		440	295,073
Micron Technology, Inc., 5.25%, 1/15/24 (f)		3,675	3,417,750
NXP BV/NXP Funding LLC (f):
4.13%, 6/15/20		2,975	2,963,844
5.75%, 2/15/21		2,065	2,157,925
4.63%, 6/15/22		1,319	1,302,512
5.75%, 3/15/23		2,180	2,253,575
Sensata Technologies BV (f):
5.63%, 11/01/24		903	916,545
5.00%, 10/01/25		3,923	3,707,235

			17,466,659
Software — 1.4%
Audatex North America, Inc., 6.13%, 11/01/23 (f)		3,360	3,385,200
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (f)		1,553	1,541,352
Igloo Holdings Corp., (8.25% Cash or 9.00% PIK), 8.25%, 12/15/17 (f)(g)		881	884,260
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 5/01/21 (f)(g)		3,366	2,612,857
Infor US, Inc. (f):
5.75%, 8/15/20		931	933,328
6.50%, 5/15/22		5,288	4,693,100
Informatica LLC, 7.13%, 7/15/23 (f)		1,949	1,871,040
Nuance Communications, Inc., 5.38%, 8/15/20 (f)		2,430	2,466,450
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (f)		1,472	1,527,200

			19,914,787

14	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Corporate Bonds	Par (000)		Value
Specialty Retail — 1.6%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	USD	1,168	$1,211,800
Hillman Group, Inc., 6.38%, 7/15/22 (f)		1,438	1,279,820
L Brands, Inc.:
8.50%, 6/15/19		3,925	4,592,250
6.88%, 11/01/35 (f)		3,749	3,842,725
Magnolia BC SA, 9.00%, 8/01/20	EUR	652	743,119
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	1,070	1,620,857
Party City Holdings, Inc., 6.13%, 8/15/23 (f)	USD	1,020	971,550
Penske Automotive Group, Inc.:
5.75%, 10/01/22		3,575	3,691,187
5.38%, 12/01/24		2,475	2,505,937
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22		1,599	1,666,958
THOM Europe SAS, 7.38%, 7/15/19	EUR	1,190	1,331,223

			23,457,426
Textiles, Apparel & Luxury Goods — 0.5%
Levi Strauss & Co.:
6.88%, 5/01/22	USD	2,430	2,624,400
5.00%, 5/01/25		1,456	1,452,360
Springs Industries, Inc., 6.25%, 6/01/21		1,744	1,744,000
William Carter Co., 5.25%, 8/15/21		788	809,670

			6,630,430
Thrifts & Mortgage Finance — 0.2%
Radian Group, Inc.:
3.00%, 11/15/17 (i)		330	434,569
2.25%, 3/01/19 (i)		712	970,100
5.25%, 6/15/20		991	971,180

			2,375,849
Trading Companies & Distributors — 0.3%
Ashtead Capital, Inc. (f):
6.50%, 7/15/22		2,451	2,561,295
5.63%, 10/01/24		779	792,632
Travis Perkins PLC, 4.38%, 9/15/21	GBP	729	1,111,732

			4,465,659
Transportation Infrastructure — 0.3%
Aguila 3 SA, 7.88%, 1/31/18 (f)	USD	2,496	2,558,400
CEVA Group PLC, 7.00%, 3/01/21 (f)		550	475,750

Corporate Bonds	Par (000)		Value
JCH Parent, Inc., (10.50% Cash or 11.25% PIK), 10.50%, 3/15/19 (f)(g)	USD	2,663	$1,677,971

			4,712,121
Wireless Telecommunication Services — 6.0%
Communications Sales & Leasing, Inc., 6.00%, 4/15/23 (f)		689	651,105
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23		3,115	2,772,350
Crown Castle International Corp.:
4.88%, 4/15/22		215	219,838
5.25%, 1/15/23		3,571	3,700,449
Digicel Group Ltd., 7.13%, 4/01/22 (f)		2,085	1,679,905
Digicel Ltd., 6.00%, 4/15/21 (f)		7,184	6,411,720
Equinix, Inc., 5.88%, 1/15/26 (k)		2,567	2,605,505
Geo Group, Inc.:
5.88%, 1/15/22		350	345,188
5.88%, 10/15/24		2,030	1,981,787
Level 3 Financing, Inc., 5.63%, 2/01/23		2,762	2,782,715
SBA Communications Corp., 4.88%, 7/15/22		4,749	4,719,319
Sprint Capital Corp., 8.75%, 3/15/32		1,330	1,039,063
Sprint Communications, Inc. (f):
9.00%, 11/15/18		17,517	18,918,360
7.00%, 3/01/20		6,812	6,952,497
Sprint Corp.:
7.88%, 9/15/23		6,369	5,127,045
7.13%, 6/15/24		5,862	4,484,430
7.63%, 2/15/25		1,620	1,272,712
T-Mobile USA, Inc.:
6.63%, 4/28/21		2,535	2,620,556
6.13%, 1/15/22		367	374,527
6.73%, 4/28/22		1,227	1,263,810
6.00%, 3/01/23		2,244	2,255,220
6.50%, 1/15/24		2,638	2,657,785
6.38%, 3/01/25		4,045	4,024,775
6.50%, 1/15/26		4,881	4,874,899
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	3,799	4,064,005

			87,799,565
Total Corporate Bonds — 110.5%			1,612,648,214

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015	15

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Floating Rate Loan Interests (e)	Par (000)		Value
Air Freight & Logistics — 0.2%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21	USD	1,149	$989,792
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		1,193	1,028,124
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		206	177,263
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		1,646	1,418,102

			3,613,281
Airlines — 0.9%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.25%, 10/18/18		2,325	2,319,886
Gol LuxCo SA, 1st Lien Term Loan, 6.50%, 8/31/20		3,885	3,787,875
Northwest Airlines, Inc.:
2.39%, 3/10/17		2,658	2,631,090
1.77%, 9/10/18		4,871	4,724,870

			13,463,721
Auto Components — 0.5%
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		7,385	6,889,578
Building Products — 0.0%
Hanson Building Products Ltd., 1st Lien Term Loan, 6.50%, 3/13/22		521	505,473
Capital Markets — 0.2%
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		2,953	2,945,847
Chemicals — 0.2%
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		224	221,454
MacDermid, Inc., Term Loan B3, 5.50%, 6/07/20		1,157	1,124,824
OXEA Finance LLC, 2nd Lien Term Loan, 9.50%, 7/15/20		1,615	1,456,197

			2,802,475
Commercial Services & Supplies — 0.2%
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		2,794	2,575,492

Floating Rate Loan Interests (e)	Par (000)		Value
Communications Equipment — 0.3%
Avaya, Inc., Term Loan B7, 6.25%, 5/29/20	USD	2,239	$1,693,642
CommScope, Inc., Term Loan B5, 3.75%, 12/29/22		1,235	1,219,180
Riverbed Technology, Inc., Term Loan B, 6.00%, 4/24/22		1,295	1,291,050

			4,203,872
Diversified Financial Services — 0.1%
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22		1,232	1,224,300
Diversified Telecommunication Services — 0.2%
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		1,417	1,405,551
Level 3 Financing, Inc., 2019 Term Loan, 4.00%, 8/01/19		1,785	1,781,430

			3,186,981
Electrical Equipment — 0.4%
Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, 3.75%, 11/07/16		5,613	5,591,478
Energy Equipment & Services — 0.1%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		982	962,435
Food & Staples Retailing — 0.0%
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20	USD	600	$601,752
Health Care Equipment & Supplies — 0.2%
Alere, Inc., 2015 Term Loan B, 4.25%, 6/18/22		747	737,304
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		2,105	2,053,854

			2,791,158
Health Care Providers & Services — 0.4%
Air Medical Group Holdings, Inc., Term Loan B, 4.50%, 4/28/22		1,666	1,627,927
Envision Healthcare Corp., Term Loan:
5.13%, 7/01/22 (f)		735	705,600
B2, 4.50%, 10/28/22		1,213	1,205,795
Genesis HealthCare Corp., Term Loan B, 10.00%, 12/04/17		1,082	1,092,645
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		445	437,212

16	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Floating Rate Loan Interests (e)	Par (000)		Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20	USD	959	$950,498

			6,019,677
Hotels, Restaurants & Leisure — 1.7%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		2,421	2,317,248
2nd Lien Term Loan, 8.00%, 8/01/22		2,567	2,534,668
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		1,965	1,951,917
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		5,667	5,128,782
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		8,292	7,739,798
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		1,752	1,740,501
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		969	966,954
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		1,875	1,859,815

			24,239,683
Independent Power and Renewable Electricity Producers — 0.3%
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 6/19/16		5,103	5,081,200
Industrial Conglomerates — 0.0%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		616	445,524
Internet Software & Services — 0.1%
Interactive Data Corp., 2014 Term Loan, 4.75%, 5/02/21		1,397	1,393,162
IT Services — 0.5%
Blue Coat Holdings Inc., 2015 Term Loan, 4.50%, 5/20/22		555	538,700
First Data Corp.:
2018 Extended Term Loan, 3.71%, 3/24/18		6,322	6,251,363
2018 Term Loan, 3.71%, 9/24/18		200	197,916

			6,987,979
Machinery — 0.4%
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		2,857	2,789,470

Floating Rate Loan Interests (e)	Par (000)		Value
Machinery (continued)
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19	USD	3,375	$2,955,330

			5,744,800
Media — 0.8%
Cengage Learning Acquisitions, Inc.:
1st Lien Term Loan, 7.00%, 3/31/20		4,001	3,934,512
Term Loan, 0.00%, 7/03/16 (a)(j)		10,469	1
Clear Channel Communications, Inc., Term Loan D, 6.98%, 1/30/19		3,256	2,349,127
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		3,382	3,237,810
Tribune Media Co., Term Loan, 3.75%, 12/27/20		225	223,418
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20	USD	1,776	$1,747,373

			11,492,241
Metals & Mining — 0.1%
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		1,575	1,528,259
Multiline Retail — 0.1%
BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, 8.50%, 3/26/20		1,065	1,016,191
Oil, Gas & Consumable Fuels — 0.2%
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		2,955	2,955,452
Pharmaceuticals — 0.6%
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		4,201	4,085,105
Mallinckrodt International Finance SA, Term Loan B, 3.25%, 3/19/21		1,793	1,717,998
Valeant Pharmaceuticals International, Inc.:
Series E Term Loan B, 3.75%, 8/05/20		1,050	987,168
Term Loan B F1, 4.00%, 4/01/22		2,206	2,080,013

			8,870,284
Professional Services — 0.3%
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		1,683	1,627,141

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015	17

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Floating Rate Loan Interests (e)	Par (000)		Value
Advantage Sales & Marketing, Inc. (continued):
2014 2nd Lien Term Loan, 7.50%, 7/25/22	USD	2,495	$2,269,203

			3,896,344
Real Estate Management & Development — 0.0%
Realogy Corp., Extended Letter of Credit, 0.05%, 10/10/16		227	223,614
Road & Rail — 0.2%
Hertz Corp., Term Loan B2, 3.00%, 3/11/18		3,343	3,295,432
Semiconductors & Semiconductor Equipment — 0.9%
Avago Technologies Cayman Ltd., 2015 Term Loan B, 1.00%, 11/06/22		10,000	9,892,500
NXP BV, 2015 Term Loan B, 3.75%, 10/30/20		3,320	3,299,388

			13,191,888
Software — 0.8%
Epicor Software Corp., 1st Lien Term Loan, 4.75%, 6/01/22	USD	2,688	$2,635,949
GCA Services Group, Inc., 2nd Lien Term Loan, 9.25%, 10/22/20		260	254,800
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		2,685	2,556,424
Informatica Corp., Term Loan, 4.50%, 8/05/22		3,033	2,944,709
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		3,445	3,479,081
Tibco Software, Inc., Term Loan B, 6.50%, 12/04/20		394	360,836

			12,231,799
Specialty Retail — 0.1%
Party City Holdings, Inc., 2015 Term Loan B, 4.25%, 8/19/22		1,544	1,505,786
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		6,055	5,601,222
Wireless Telecommunication Services — 0.2%
Lightsquared LP, Term Loan B, 17.00%, 1/01/16		1,889	2,928,142
Total Floating Rate Loan Interests — 11.6%			170,006,522

Investment Companies	Shares		Value
United States — 5.8%
iShares iBoxx $ High Yield Corporate Bond ETF		899,991	$74,744,253
SPDR Barclays High Yield Bond ETF		268,000	9,476,480
Total Investment Companies — 5.8%			84,220,733

Non-Agency Mortgage-Backed Securities	Par (000)
Collateralized Mortgage Obligations — 0.3%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (e)(f)	USD	3,829	3,844,163

Other Interests — 0.0%
Commercial Mortgage-Backed Securities — 0.1%
GAHR Commericial Mortgage Trust 2015-NRF, Series 2015-NRF, Class FFX, 3.49%, 12/15/19 (e)(f)		1,925	1,787,489
Total Non-Agency Mortgage-Backed Securities — 0.4%			5,631,652

Other Interests — 0.0%	Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow		1,250	10,937

Preferred Securities
Capital Trusts	Par (000)
Banks — 4.2%
ABN AMRO Bank NV, 5.75% (e)(m)		700	743,039
Banco Bilbao Vizcaya Argentaria SA (e)(m):
6.75%		400	417,670
7.00%		1,000	1,056,550
Banco Popular Espanol SA, 8.25% (e)(m)		800	821,996
Bank of America Corp. (e)(m):
Series AA, 6.10%		5,579	5,610,382
Series V, 5.13%		3,440	3,293,800
Series X, 6.25%		6,416	6,510,315
Series Z, 6.50%		3,230	3,411,687

18	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Capital Trusts	Par (000)		Value
Banks (continued)
Bank of Ireland, 7.38% (e)(m)	USD	250	$274,315
BNP Paribas SA, 7.38% (e)(f)(m)		725	744,938
Citigroup, Inc., (e)(m):
5.88%		2,405	2,374,817
5.95%		2,675	2,631,531
Series D, 5.95%		3,855	3,695,596
Series Q, 5.95%		1,165	1,155,243
Series R, 6.13%		1,015	1,030,859
Intesa Sanpaolo SpA, 7.70% (e)(f)(m)		200	203,500
JPMorgan Chase & Co., (e)(m):
6.75%		5,324	5,768,554
Series Q, 5.15%		850	816,000
Series U, 6.13%		4,228	4,275,269
Series V, 5.00%		4,555	4,372,800
RBS Capital Funding Trust VII, 6.08%, 0/ /0 (e)(m)		2,677	2,651,792
Santander UK Group Holdings PLC, 7.38% (e)(m)		450	692,866
Wells Fargo & Co., (e)(m):
Series S, 5.90%		2,615	2,664,031
Series U, 5.88%		5,215	5,495,306

			60,712,856
Capital Markets — 1.0%
Goldman Sachs Group, Inc., Series L, 5.70% (e)(m)		6,728	6,728,000
Morgan Stanley, Series H, 5.45% (e)(m)		3,810	3,752,850
Morgan Stanley, Series J, 5.55% (e)(m)		1,445	1,439,581
State Street Corp., Series F, 5.25% (e)(m)		184	184,911
UBS Group AG, 5.75% (e)(m)		800	883,276
UBS Group AG, 7.00% (e)(m)		725	765,436

			13,754,054
Consumer Finance — 0.3%
American Express Co., Series C, 4.90% (e)(m)		4,295	4,133,079
Diversified Financial Services — 0.2%
Barclays PLC, 7.88% (e)(m)		350	530,005
Orange SA, 4.00% (e)(m)		1,225	1,326,630
Telefonica Europe BV, 4.20% (e)(m)		1,500	1,600,673

			3,457,308
Food & Staples Retailing — 0.0%
Casino Guichard Perrachon SA, 4.87% (e)(m)		100	101,957

Capital Trusts	Par (000)		Value
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (f)(m)	USD	400	$424,000
Total Capital Trusts — 5.7%			82,583,254

Preferred Stocks	Shares
Banks — 0.2%
RBS Capital Funding Trust, Series F, 6.25% (m)		93,975	2,378,507
Capital Markets — 0.0%
CF-B L2 LLC, 0.00% (Acquired 4/08/15, cost $551,905) (d)		578,503	589,089
Consumer Finance — 0.0%
Ally Financial, Inc., Series A, 8.50% (e)(m)		17,386	448,559
Diversified Financial Services — 0.0%
Concrete Investments II, 0.00%		4,997	596,592
Hotels, Restaurants & Leisure — 1.1%
Amaya, Inc., 0.00%		19,851	15,350,727
Media — 0.0%
Emmis Communications Corp., Series A, 6.25% (i)(m)		10,300	24,205
Total Preferred Stocks — 1.3%			19,387,679

Trust Preferred — 0.4%	Par (000)
Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 2/15/40, 8.13%	USD	256,246	6,511,140
Total Preferred Securities - 7.4%			108,482,073

Warrants	Shares
Metals & Mining — 0.0%
Peninsula Energy Ltd. (Expires 12/31/15)		288,820	21,013
Peninsula Energy Ltd. (Expires 12/31/15)		501,544	7,254
Peninsula Energy Ltd. (Expires 12/31/18)		515,378	85,726

			113,993

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015	19

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Warrants	Shares	Value
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	6,494	$43,806
Total Warrants — 0.0%		157,799
Total Long-Term Investments (Cost — $2,249,843,117) — 143.9%		2,100,580,280

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (n)(o)	3,305,595	3,305,595

Value
Total Short-Term Securities (Cost — $3,305,595) — 0.2%	$3,305,595
Options Purchased (Cost — $38,133) — 0.0%	—
Total Investments (Cost — $2,253,186,845*) — 144.1%	2,103,885,875
Liabilities in Excess of Other Assets — (44.1)%	(643,944,588)

Net Assets — 100.0%	$1,459,941,287

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,259,745,099

Gross unrealized appreciation	$28,363,784
Gross unrealized depreciation	(184,223,008)

Net unrealized depreciation	$(155,859,224)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	All or a portion of security is held by a wholly owned subsidiary.

(d)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $9,475,508 and an original cost of $18,189,454 which were 0.7% and 1.3%, respectively of its net assets.

(e)	Variable rate security. Rate shown is as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Zero-coupon bond.

(i)	Convertible security.

(j)	Issuer filed for bankruptcy and/or is in default of interest payments.

(k)	When-issued security.

(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(m)	Security is perpetual in nature and has no stated maturity date.

(n)	Represents the current yield as of period end.

(o)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Shares Purchased		Shares Sold	Shares Held at November 30, 2015	Value at November 30, 2015	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	—	3,305,595	[1]	—	3,305,595	$3,305,595	$242	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	899,991		—	899,991	$74,744,253	$308,157	—

[1]	Represents net shares purchased.

20	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
ADS	American Depositary Shares
AUD	Australian Dollar
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CR	Custodian Receipt
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
S&P	Standard and Poor’s
SPDR	Standard & Poor’s Depository Receipts
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value		Unrealized Depreciation
(46)	German Euro BOBL Futures	December 2015	USD	6,319,625	$(82,179)
(20)	German Euro-Bund Futures	December 2015	EUR	3,345,248	(99,968)
(106)	Russell 2000 Mini Index	December 2015	USD	12,676,540	(398,565)
(892)	S&P 500 E-Mini Index	December 2015	USD	92,759,080	(5,206,314)
(12)	10-Year U.S. Treasury Note	March 2016	USD	1,517,250	(3,640)
(34)	Long Gilt Future	March 2016	GBP	6,028,643	(21,546)
Total					$(5,812,212)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	5,892,000	USD	4,449,143	Canadian Imperial Bank of Commerce	12/03/15	$(37,194)
CAD	491,000	USD	369,578	State Street Bank and Trust Co.	12/03/15	(1,916)
GBP	165,000	USD	252,160	Morgan Stanley & Co. International PLC	12/03/15	(3,655)
GBP	400,000	USD	608,496	Morgan Stanley & Co. International PLC	12/03/15	(6,060)
GBP	300,000	USD	456,296	Morgan Stanley & Co. International PLC	12/03/15	(4,469)
USD	1,138,212	AUD	1,605,000	Standard Chartered Bank	12/03/15	(22,458)
USD	31,213,937	CAD	41,140,000	UBS AG	12/03/15	408,171
USD	84,532,032	EUR	76,493,000	Barclays Bank PLC	12/03/15	3,712,282

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015	21

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	105,535	EUR	97,000	Goldman Sachs International	12/03/15	$3,049
USD	65,501	EUR	61,000	Goldman Sachs International	12/03/15	1,051
USD	426,438	EUR	394,000	Goldman Sachs International	12/03/15	10,152
USD	1,452,860	EUR	1,365,000	Goldman Sachs International	12/03/15	10,650
USD	558,400	EUR	519,000	Morgan Stanley & Co. International PLC	12/03/15	10,043
USD	1,418,700	EUR	1,321,000	Morgan Stanley & Co. International PLC	12/03/15	22,979
USD	28,664	EUR	27,000	Morgan Stanley & Co. International PLC	12/03/15	137
USD	1,438,295	EUR	1,342,000	State Street Bank and Trust Co.	12/03/15	20,386
USD	45,155,761	GBP	29,415,000	Morgan Stanley & Co. International PLC	12/03/15	854,154
USD	1,154,864	AUD	1,605,000	Standard Chartered Bank	1/06/16	(3,764)
USD	26,004,818	CAD	34,757,000	HSBC Bank PLC	1/06/16	(21,406)
USD	83,710,188	EUR	79,031,000	UBS AG	1/06/16	113,757
USD	42,898,374	GBP	28,550,000	BNP Paribas S.A.	1/06/16	(108,440)
Total						$4,957,449

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/19	USD	942.86	39	—

Centrally Cleared Credit Default Swaps — Sell Protection

Issuer	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Dow Jones CDX North America High Yield Index, Series 25, Version 1	5.00%	12/20/20	B	$50,208	$54,795
[1] Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Astaldi SpA	5.00%	Citibank N.A.	12/20/20	B+	EUR	140	$(14,004)	$(12,185)	$(1,819)
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	NR	USD	8,180	1,110,789	—	1,110,789
Total							$1,096,785	$(12,185)	$1,108,970

[1] Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

22	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Total Return Swaps

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Received	Unrealized Depreciation
IBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Morgan Stanley Capital Services LLC	12/21/15	2,298	$(50,900)	—	$(50,900)
IBoxx USD Liquid High Yield Index	3-month LIBOR[1]	J.P. Morgan Chase Bank N.A	3/21/16	4,680	(186,800)	—	(186,800)
IBoxx USD Liquid High Yield Index	3-month LIBOR[1]	J.P. Morgan Chase Bank N.A	3/21/16	4,668	(174,300)	—	(174,300)
IBoxx USD Liquid High Yield Index	3-month LIBOR[1]	J.P. Morgan Chase Bank N.A	6/21/16	2,315	(68,400)	—	(68,400)
Total					$(480,400)	—	$(480,400)

[1]	Trust pays the floating rate and receives the total return of the reference entity.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trusts’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015	23

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$33,343,126	$5,833,991	$39,177,117
Common Stocks	$43,529,415	35,437,626	1,278,192	80,245,233
Corporate Bonds	—	1,587,564,726	25,083,488	1,612,648,214
Floating Rate Loan Interests	—	136,507,139	33,499,383	170,006,522
Investment Companies	84,220,733	—	—	84,220,733
Non-Agency Mortgage-Backed Securities	—	5,631,652	—	5,631,652
Other Interests	—	—	10,937	10,937
Preferred Securities	12,014,203	79,931,462	16,536,408	108,482,073
Warrants	85,726	7,254	64,819	157,799
Short-Term Securities	3,305,595	—	—	3,305,595

Total	$143,155,672	$1,878,422,985	$82,307,218	$2,103,885,875

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,165,584	—	$1,165,584
Forward foreign currency contracts	—	5,166,811	—	5,166,811
Liabilities:
Credit contracts	—	(482,219)	—	(482,219)
Equity contracts	$(5,604,879)			(5,604,879)
Interest rate contracts	(207,333)			(207,333)
Forward foreign currency contracts	—	(209,362)	—	(209,362)

Total	$(5,812,212)	$5,640,814	—	$(171,398)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

24	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$4,915,150	—	—	4,915,150
Cash pledged for centrally cleared swaps	143,750	—	—	143,750
Foreign currency at value	2,202,879	—	—	2,202,879
Liabilities:
Cash received as collateral for OTC derivatives	—	$(1,500,000)	—	(1,500,000)
Bank borrowings payable	—	(677,000,000)	—	(677,000,000)
Bank overdraft	—	(501,416)	—	(501,416)

Total	$7,261,779	$(679,001,416)	—	$(671,739,637)

During the period ended November 30, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets:
Opening Balance, as of August 31, 2015	$5,936,098	3,739,028	$25,160,883	$25,557,215	$10,978	$21,014,967	$74,732	$81,493,901
Transfers into Level 3[1]	—	—	—	11,467,664	—	—	—	11,467,664
Transfers out of Level 3	—	—	—	—	—	—	—	—
Accrued discounts/premiums	2,789	—	(4,927)	52,384	—	—	—	50,246
Net realized gain (loss)	—	—	9,728	90,831	(401)	—	—	100,158
Net change in unrealized appreciation/depreciation[2,3]	(104,896)	(2,460,836)	617,577	(319,962)	360	(4,505,643)	(9,913)	(6,783,313)
Purchases	—	—	442,819	—	—	27,084	—	469,903
Sales	—	—	(1,142,592)	(3,348,749)	—	—	—	(4,491,341)

Closing Balance, as of November 30, 2015	$5,833,991	$1,278,192	$25,083,488	$33,499,383	$10,937	$16,536,408	$64,819	$82,307,218

Net change in unrealized appreciation/depreciation on investments still held at November 30, 2015[4]	$(104,896)	$(2,460,836)	$617,577	$(321,739)	—	$(4,505,643)	$(9,913)	$(6,785,450)

[1]

As of August 31, 2015, the Trust used significant observable inputs in determining the value of certain investments. As of November 30, 2015, the Trust used unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $11,467,664 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]	Included in the related net change in unrealized appreciation/depreciation.

[3]

Any difference between net change in unrealized appreciation/depreciation and net change in unrealized appreciation/depreciation on investments held as of November 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015	25

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund, Inc. (HYT)

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could results in a significantly lower or higher value of such Level 3 instruments.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values derived based upon unadjusted third party pricing information in the amount of $55,899,751.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$1,259,160	Market Comparable Companies	2P (Proved and Probable) Reserves + 2C (Contingent) Resources Multiple[1]	$0.065 – $0.756
			Current Fiscal Year EBITDA Multiple[1]	4.88x
			Discontinued Operations Expected Sale Proceeds[1]	$20[2]
			Last 12 Months EBITDA Multiple[1]	4.63x – 4.88x
			PV-10 Multiple[1,3]	0.04x – 0.15x
Corporate Bonds[4]	25,083,488	Discounted Cash Flow	Internal Rate of Return[5]	10.32%
		Estimated Recovery Value	N/A	—
		Last Transaction Price	Transaction Price[1]	$101.00
Warrants	64,819	Last Dealer Mark—Adjusted	Delta Adjustment Based on Daily Movement in the Common Equity[5]	120.00%
		Black-Scholes	Implied Volatility[5]	44.02%

Total	$26,407,467

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Amount is stated in millions.

[3]	Present value of estimated future oil and gas revenues, net of estimated direct expenses discounted at an annual discount rate of 10%.

[4]

For the period ended November 30, 2015, the valuation technique for a certain investment classified as Corporate Bonds changed to Last Transaction Price. The investment was previously valued utilizing an income approach. Transaction Price was considered to be a more relevant measure of fair value for this investment which leverages the most recent market transactions.

[5]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

26	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date:	January 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund, Inc.

Date:	January 22, 2016